Subsequent Events (Details) - USD ($)	May 10, 2024	Feb. 15, 2024	Jan. 31, 2024	May 09, 2024	Mar. 31, 2024	Feb. 14, 2024	Dec. 31, 2023	Apr. 30, 2023	Apr. 10, 2023	Dec. 31, 2022
Subsequent Events Details Line Items
Common stock, par or stated value per share							$ 10
Debt instrument face value							$ 500,000
Preferred Stock, Par or Stated Value Per Share							$ 0.0001			$ 0.0001
One Energy Enterprises Inc [Member]
Subsequent Events Details Line Items
Debt instrument face value								$ 1,000,000	$ 1,000,000	$ 491,235
Debt Instrument, Interest Rate, Stated Percentage							0.00%		25.00%
Class B Ordinary Shares [Member]
Subsequent Events Details Line Items
Common stock, par or stated value per share							$ 0.0001			$ 0.0001
Class B Ordinary Shares [Member] | One Energy Enterprises Inc [Member]
Subsequent Events Details Line Items
Common stock, par or stated value per share							0.0001			0.0001
Class A Ordinary Shares [Member]
Subsequent Events Details Line Items
Common stock, par or stated value per share							0.0001			0.0001
Class A Ordinary Shares [Member] | One Energy Enterprises Inc [Member]
Subsequent Events Details Line Items
Common stock, par or stated value per share							$ 0.0001		$ 447.41	$ 0.0001
Subsequent Event [Member] | One Energy [Member]
Subsequent Events Details Line Items
Preferred Stock, Par or Stated Value Per Share						$ 0.0001
Subsequent Event [Member] | One Energy Enterprises Inc [Member]
Subsequent Events Details Line Items
Debt instrument face value					$ 2,000,000
Debt Service Operating Reserve Minimum Value		$ 250,000
Operating Lease, Payments			$ 154,980
Debt Instrument, Interest Rate, Stated Percentage					12.00%
Debt Instrument Face Amount Revised					$ 3,000,000
Subsequent Event [Member] | One Energy Enterprises Inc [Member] | ShortTerm Borrowing from Related Party [Member]
Subsequent Events Details Line Items
Debt Instrument, Interest Rate, Stated Percentage					5.00%
Subsequent Event [Member] | Pubco [Member]
Subsequent Events Details Line Items
Preferred Stock, Par or Stated Value Per Share						0.0001
Subsequent Event [Member] | Common Stock [Member] | Pubco [Member]
Subsequent Events Details Line Items
Common stock, par or stated value per share						0.0001
Subsequent Event [Member] | TRTL Merger [Member] | Common Stock [Member]
Subsequent Events Details Line Items
Common stock, par or stated value per share						0.0001
Subsequent Event [Member] | Class B Ordinary Shares [Member] | TRTL Merger [Member]
Subsequent Events Details Line Items
Common stock, par or stated value per share						0.0001
Subsequent Event [Member] | Class A Ordinary Shares [Member] | TRTL Merger [Member]
Subsequent Events Details Line Items
Common stock, par or stated value per share						$ 0.0001
Subsequent Event [Member] | Series A Redeemable Convertible Preferred Stock [Member] | One Energy Enterprises Inc [Member]
Subsequent Events Details Line Items
Temporary equity stock issued during the period shares new issues	11,175	2,233	2,682
Temporary equity issue price per share	$ 447.41	$ 447.41	$ 447.41
Proceeds from issue of redeemable convettible preferred stock	$ 5,000,000	$ 1,000,000	$ 1,200,000
Commitment To Issue Variable Number Of Shares And Cash ObligationTo The Counterparty In Case De Spac Transaction Does Not Occur [Member] | Subsequent Event [Member] | Nonrelated Party [Member] | One Energy Enterprises Inc [Member]
Subsequent Events Details Line Items
Off balance sheet derivative liability fair value				$ 1,033,000
Commitment To Issue Variable Number Of Shares To The Counterparty In Case De Spac Transaction Does Not Occur [Member] | Subsequent Event [Member] | Related Party [Member] | One Energy Enterprises Inc [Member]
Subsequent Events Details Line Items
Off balance sheet derivative liability fair value				400,000
Commitment To Pay Cash Bonus To The Counterparty In Case De Spac Transaction Does Not Occur [Member] | Subsequent Event [Member] | Nonrelated Party [Member] | One Energy Enterprises Inc [Member]
Subsequent Events Details Line Items
Off balance sheet derivative liability fair value				$ 516,500